Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
15.	Cash and cash equivalents

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Cash at bank and in hand	12,449	13,515	21,494
Short term bank deposits	15,000	-	-
Total Cash and cash equivalents	27,449	13,515	21,494

Cash at bank comprises balances held by the Group in current and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets approximates to their fair value.